Share-based Payment Expense	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Share-based Payment Expense
8.  Share-based Payment Expense
Continuing operations

	2021 $m	2020 $m	2019 $m
Performance Share Plans and Restricted Share Plan expense	108	93	79
Share option expense	2	3	4
Total share-based payment expense (i)	110	96	83

(i)	The total share-based payment expense in 2019, including discontinued operations, amounted to $86 million.
Share-based payment expense relates primarily to awards granted under the 2014 Performance Share Plan and the Group’s Savings-related Share Option Schemes. The expense, which in 2019 also includes charges in relation to the 2013 Restricted Share Plan, is reflected in operating costs in the Consolidated Income Statement.
2014 Performance Share Plan
Details of the awards made under the 2014 Performance Share Plan are summarised below. An expense of $108 million was recognised in 2021 (2020: $93 million; 2019: $78 million).
Details of awards granted under the 2014 Performance Share Plan

			Number of shares
	Share price at date of award	Period to earliest release date	Initial award (i)	Net outstanding at 31 December 2021
Granted in 2021	€ 39.79	3 years	3,261,885	3,154,225
Granted in 2020	€ 31.50	3 years	3,428,021	3,232,561
Granted in 2019	€ 29.44	3 years	3,688,027	3,352,346

(i)
Numbers represent the initial awards including those granted to employees of Europe Distribution in 2019. The Remuneration Committee has determined that dividend equivalents will accrue on awards under the 2014 Performance Share Plan. Subject to satisfaction of the applicable performance criteria, such dividend equivalents will be released to participants in the form of additional shares on vesting.

25% of each award made is subject to TSR performance measured against a tailored peer group; 25% is subject to a RONA metric; with the remaining 50% subject to a cumulative cashflow metric. Performance for the awards will be assessed over a three-year period.
The fair values assigned to the portion of awards which are subject to TSR performance against peers was
€
22.23 (2020:
€
18.52; 2019:
€
18.59). The fair value of these awards was calculated using a TSR pricing model taking account of peer group TSR, volatilities and correlations together with the following assumptions:

	2021	2020	2019
Risk-free interest rate (%)	(0.56)	(0.61)	(0.37)
Expected volatility (%)	35.1	22.1	23.2
The expected volatility was determined using a historical sample of daily CRH share prices.
The fair value of (i) the portion of awards subject to cash flow performance and (ii) the portion of awards subject to a RONA metric was calculated as the closing CRH share price at the date the award was granted.
Share Option Schemes
The 2010 Share Option Scheme was replaced in 2014 by the 2014 Performance Share Plan, and accordingly no options have been granted since 2013.
Details of movement and options outstanding under Share Option Schemes (excluding Savings-related Share Option Schemes)

	Weighted average exercise price	Number of options 2021	Weighted average exercise price	Number of options 2020	Weighted average exercise price	Number of options 2019

Outstanding at beginning of year	€ 16.19	197,253	€ 16.19	278,349	€ 16.48	800,770
Exercised (i)	€ 16.19	(51,522)	€ 16.19	(77,748)	€ 16.65	(520,115)
Lapsed	-	-	€ 16.19	(3,348)	€ 16.19	(2,306)
Outstanding at end of year (ii)	€ 16.19	145,731	€ 16.19	197,253	€ 16.19	278,349
Exercisable at end of year	€ 16.19	145,731	€ 16.19	197,253	€ 16.19	278,349

(i)	The weighted average share price at the date of exercise of these options was € 42.10 (2020: € 31.70; 2019: € 29.10).

(ii)	All options granted have a life of ten years. All outstanding options are denominated in euro and have an exercise price of € 16.19 (2020: € 16.19; 2019: € 16.19).

	2021	2020	2019
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	1.30	2.30	3.30
2010 and 2021 Savings-related Share Option Schemes
In April 2021, shareholders approved the adoption of the 2021 savings-related share option schemes, which replaced the schemes approved by shareholders in May 2010. Under both schemes, participants may save up to
€
500/Stg£500 per month from their net salaries for a fixed term of three
or
five
years and at the end of the savings period they have the option to buy CRH shares at a discount of up to 15% of the market price on the date of invitation of each savings contract.
Details of options granted under the Savings-related Share Option Schemes

	Weighted average exercise price	Number of options 2021	Weighted average exercise price	Number of options 2020	Weighted average exercise price	Number of options 2019
Outstanding at beginning of year	€ 23.83 /Stg£19.69	1,173,507	€ 23.67/Stg£20.17	1,508,862	€ 22.15/Stg£18.74	1,686,176
Exercised (i)	€22.77 /Stg£18.69	(470,001)	€ 23.21/Stg£22.37	(178,773)	€ 19.09/Stg£16.20	(627,034)
Lapsed	€24.75 /Stg£21.49	(73,411)	€ 23.25/Stg£21.54	(156,582)	€ 23.49/Stg£20.85	(207,070)
Granted (ii)	Stg£31.04	455,068	-	-	€ 24.24/Stg£20.11	656,790
Outstanding at end of year	€24.28 /Stg£25.42	1,085,163	€ 23.83/Stg£19.69	1,173,507	€ 23.67/Stg£20.17	1,508,862
Exercisable at end of year	€23.27 /Stg£20.56	14,197	€ 24.66/Stg£24.51	16,528	€ 18.88/Stg£15.89	13,065

(i)	The weighted average share price at the date of exercise of these options was € 42.53 (2020: € 31.70; 2019: € 28.52).

(ii)
Pursuant to the 2010 and 2021 Savings-related Share Option Schemes operated by the Group, employees were granted options over 455,068 of CRH plc’s Ordinary Shares in October 2021 (2020: nil; 2019: 556,493 share options in April 2019 and 100,297 share options in May 2019). This figure comprises options over 346,237 (2020: nil; 2019: 518,944) shares and 108,831 (2020: nil; 2019: 137,846) shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable. The exercise price at which the options are granted under the scheme represents a discount of 15% to the market price on the date of invitation of each savings contract.

	2021	2020	2019
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	1.81	1.14	1.87

euro-denominated options outstanding at end of year (number)	132,769	214,826	290,627
Range of exercise prices ( € )	20.83-27.86	20.83-27.86	17.67-27.86

Pound Sterling-denominated options outstanding at end of year (number)	952,394	958,681	1,218,235
Range of exercise prices (Stg£)	16.16-31.04	16.16-24.51	14.94-24.51
The weighted fair values assigned to options issued under the Savings-related Share Option Schemes, which were computed in accordance with the trinomial valuation methodology, were as follows:

	3 -year	5 -year
Granted in 2021 (October)	€ 6.78	€7.05
Granted in 2019 (April)	€ 7.55	€7.98
Granted in 2019 (May)	€ 6.67	€7.19
The fair value of these options were determined using the following assumptions:

	2021		2019
	3-year	5-year	3-year		5-year
	October		April	May	April	May

Weighted average exercise price ( € )	36.83	36.83	23.30	24.24	23.30	24.24
Risk free interest rate (%)	(0.61)	(0.43)	(0.56)	(0.58)	(0.40)	(0.41)
Expected dividend payments over the expected life ( € )	3.25	5.65	2.34	2.34	4.06	4.06
Expected volatility (%)	23.5	21.2	19.6	20.0	21.1	21.3
Expected life in years	3	5	3	3	5	5
The expected volatility was determined using a historical sample of 37 month-end
CRH share prices in respect of the three-year savings-related share options and 61 month-end
share prices in respect of the five-year savings-related share options. The expected lives of the options are based on historical data and are therefore not necessarily indicative of exercise patterns that may materialise.
Other than the assumptions listed above, no other features of options grants were factored into the determination of fair value.
The terms of the options issued under the Savings-related Share Option Schemes do not contain any market conditions within the meaning of IFRS 2
Share-based Payment.